Public & Investor Relations Agreements (Details) (USD $)	6 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 01, 2013 Public Relations Agreement [Member]	Dec. 31, 2013 Public Relations Agreement [Member]	Aug. 30, 2013 Investor Relations Agreement [Member]	Dec. 31, 2013 Investor Relations Agreement [Member]	Dec. 31, 2013 Warrants Issued for Investor Relation Services [Member]
Public & Investor Relations Agreements (Details) [Line Items]
Other Commitments, Description					entered into a one-year agreement with Kraves PR to assist with public relations as the Company moves into scaled production and distribution	entered into a one-year agreement with Kraves PR to assist with public relations as the Company moves into scaled production and distribution	entered an agreement with an investor relations firm for a period of twelve months, ending May 26, 2014, with the right to cancel services at the end of each subsequent three-month period. The terms of the agreement called for the issuance of 142,000 common shares to be issued for the first three-months of service ending November 26, 2013, and then the equivalent number of shares required to compensate for the $50,000 per period thereafter	entered an agreement with an investor relations firm for a period of 12 months, ending May 26, 2014, with the right to cancel services at the end of each subsequent three-month period. The terms of the agreement called for the issuance of 142,000 common shares to be issued for the first three-months of service ending November 26, 2013, and then the equivalent number of shares required to compensate for the $50,000 per period thereafter
Warrant Term									5 years
Class of Warrant or Rights Granted	8,060,000		12,229,621	1,372,500					66,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.25					$ 0.40
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights									vested in three equal installments of 22,000 shares
Stock Issued During Period, Shares, Issued for Services	892,289	172,500	1,039,819	325,000					44,000
Share-based Compensation	$ 76,500	$ 205,459	$ 556,032	$ 409,000					$ 11,610
Stock to be Issued, Shares									22,000